Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Non-current Assets	Other non-current assets consisted of the following as of:
	December 31,
	2025	2024
Hold-back payments related to acquisitions	$6,337	$6,401
Other	1,458	1,470
Total	$7,795	$7,871